Supplementary Information to the Statements of Profit and Loss - Schedule of Cost of Goods Sold (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Cost of goods sold [Member]
Condensed Income Statements, Captions [Line Items]
Cost of materials	[1]	$ 62,129	$ 46,673		$ 70,308
Salary and related expenses		21,124	17,820		16,330
Subcontractors		11,171	6,302		6,354
Depreciation and amortization	[2]	10,829	9,274		9,000
Energy		1,903	1,390		1,383
Other manufacturing expenses		3,025	1,812		1,235
Total Cost of goods sold before Inventory change		110,181	83,271		104,610
Decrease (increase) in inventories		(6,128)	7,715		(17,581)
Total Cost of goods sold		104,053	90,986		87,029
Research and development [Member]
Condensed Income Statements, Captions [Line Items]
Salary and related expenses		5,913	5,621		5,110
Subcontractors	[3]	3,786	5,354		4,677
Materials and allocation of facility costs		1,622	2,693		2,971
Depreciation and amortization		749	648		586
Others		925	869		589
Total Research and development		12,995	15,185		13,933
Selling and marketing [Member]
Condensed Income Statements, Captions [Line Items]
Salary and related expenses		6,685	5,916		4,907
Packing, shipping and delivery		1,967	1,612		1,366
Marketing and advertising		3,753	3,830		2,634
Registration and marketing fees		3,225	3,705		4,362
Depreciation and amortization	[4]	2,038	2,085		2,090
Others		787	1,280		834
Total Selling and marketing		18,455	18,428		16,193
General and administrative [Member]
Condensed Income Statements, Captions [Line Items]
Salary and related expenses		6,468	5,811		5,283
Employees welfare		1,480	1,608		1,337
Professional fees and public company expenses		3,632	3,269	[5]	2,994	[5]
Depreciation, amortization and impairment		1,300	1,211		1,035
Information technology related expenses		3,425	1,772		1,201
Insurance		1,387	1,171	[5]	1,566	[5]
Others		1,032	860	[5]	965	[5]
Total General and administrative		18,724	15,702		14,381
Financial (expense) income [Member]
Condensed Income Statements, Captions [Line Items]
Interest income from cash deposit		1,921	2,118		588
Revaluation of long term liabilities		(2,652)	(8,081)		(980)
Interest expense on lease liabilities and other finance costs		(864)	(660)		(1,298)
Derivatives instruments measured at fair value		(142)	(139)		149
Translation differences of financial assets and liabilities		(1,029)	45		(94)
Total Financial expense		$ (2,766)	$ (6,717)		$ (1,635)

[1]	Including cost of finished product acquired and manufacturing services provided by third party contract manufacturing organizations.
[2]	Including amortization of intangible assets of $5,915, $5,915, and $5,491 for the years ended December 31, 2025, 2024, and 2023, respectively.
[3]	On December 8, 2025, the Company announced the discontinuation of its Phase 3 InnovAATe clinical trial of inhaled AAT, following a prespecified interim futility analysis indicating the study was unlikely to meet its primary endpoint.
[4]	Including amortization of intangible assets of $1,758, $1,753, and $1,743 for the years ended December 31, 2025, 2024, and 2023, respectively.
[5]	Reclassified